CONSOLIDATED INCOME STATEMENTS (Parenthetical)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jul. 30, 2019
Income Statement [Abstract]
ADS ratio	8	8	8	8